SEGMENT AND GEOGRAPHIC INFORMATION - Sales by geographical area (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Sales	$ 30,724	$ 32,531
Total Americas
Disclosure of geographical areas [line items]
Sales	11,677	12,385
United States
Disclosure of geographical areas [line items]
Sales	4,509	4,246
Brazil 2
Disclosure of geographical areas [line items]
Sales	3,529	3,723
Canada
Disclosure of geographical areas [line items]
Sales	1,554	1,810
Mexico
Disclosure of geographical areas [line items]
Sales	1,184	1,470
Argentina
Disclosure of geographical areas [line items]
Sales	418	523
Others Americas
Disclosure of geographical areas [line items]
Sales	483	613
Total Europe
Disclosure of geographical areas [line items]
Sales	16,379	17,160
Germany
Disclosure of geographical areas [line items]
Sales	2,884	3,082
France
Disclosure of geographical areas [line items]
Sales	2,107	2,270
Poland
Disclosure of geographical areas [line items]
Sales	2,216	2,270
Spain
Disclosure of geographical areas [line items]
Sales	1,944	2,006
Italy
Disclosure of geographical areas [line items]
Sales	1,270	1,453
Belgium
Disclosure of geographical areas [line items]
Sales	769	885
Netherlands
Disclosure of geographical areas [line items]
Sales	611	700
United Kingdom
Disclosure of geographical areas [line items]
Sales	824	722
Czech Republic
Disclosure of geographical areas [line items]
Sales	575	636
Turkey
Disclosure of geographical areas [line items]
Sales	463	495
Ukraine
Disclosure of geographical areas [line items]
Sales	280	268
Romania
Disclosure of geographical areas [line items]
Sales	220	202
Others Europe
Disclosure of geographical areas [line items]
Sales	2,216	2,171
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	2,668	2,986
South Africa
Disclosure of geographical areas [line items]
Sales	798	929
Morocco
Disclosure of geographical areas [line items]
Sales	454	375
Rest of Africa
Disclosure of geographical areas [line items]
Sales	173	209
China
Disclosure of geographical areas [line items]
Sales	545	398
South Korea
Disclosure of geographical areas [line items]
Sales	123	168
India
Disclosure of geographical areas [line items]
Sales	199	82
Rest of Asia
Disclosure of geographical areas [line items]
Sales	$ 376	$ 825